J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.35

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xxxxx	xxxxx	304758682	xxxxx	Loan Type	xxxxx	xxxxx	xxxxx	xxxxx